ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Accrued payroll and welfare	37,383	23,177
Accounts payable	6,224	18,845
Advance from customers	365,307	83,450
Payables for professional fees	193,204	245,907
Payables for borrowing Filecoin for initial pledge of the Filecoin mining business	966,213	2,039,453
Other taxes payable	726	2,165
Other operating and management expenses	60,207	53,439
Total accrued expenses and other current liabilities	1,629,264	2,466,436